ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	$ (4,779)	$ (3,836)	$ (1,686)
Amount reclassified out of accumulated other comprehensive income into earnings in the period	0	0	9,425
Translation adjustment for year	97	(49)	(137)
Net unrealized losses on marketable securities for the year	527	(894)	(11,438)
Ending balance	(4,155)	(4,779)	(3,836)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	(668)	226	2,239
Amount reclassified out of accumulated other comprehensive income into earnings in the period			9,425
Translation adjustment for year	0	0	0
Net unrealized losses on marketable securities for the year	527	(894)	(11,438)
Ending balance	(141)	(668)	226
Accumulated Translation Adjustment [Member]
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	(4,111)	(4,062)	(3,925)
Amount reclassified out of accumulated other comprehensive income into earnings in the period			0
Translation adjustment for year	97	(49)	(137)
Net unrealized losses on marketable securities for the year	0	0	0
Ending balance	$ (4,014)	$ (4,111)	$ (4,062)